EQUITY (Details Narrative) - USD ($)				6 Months Ended
	Jun. 02, 2025	May 23, 2025	Jul. 02, 2024	Aug. 31, 2025	Feb. 28, 2025	May 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, share capital						$ 50,000
Ordinary shares, shares authorized				50,000,000	50,000,000	50,000,000
Common stock par value			$ 0.001	$ 0.001	$ 0.001
Common stock shares, issued		21,812,500	17,500,000	21,812,500	17,500,000
Common stock shares, outstanding		21,812,500	17,500,000	21,812,500	17,500,000
Stock price, per share		$ 4.00
Underwriting expense		$ 17,250,000
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price, per share	$ 4.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares, issued		3,750,000	17,499,999	4,312,500
Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares, issued	562,500